11. NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 5,234	$ 4,868
Increases	239	591
Impairment	139	62	$ 32
Transfers
Decreases	(11)	(40)
Translation effect	(70)	(73)
Reclasification to assets clasified as held for sales	(2,197)
Property, plant and equipment, ending	2,792	$ 5,234
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	14
Increases
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	14
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	202
Increases	1
Impairment	(29)
Transfers	8
Decreases
Translation effect	(1)
Reclasification to assets clasified as held for sales	(43)
Property, plant and equipment, ending	138
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,254
Increases	2
Impairment	(158)
Transfers	268
Decreases	(3)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	1,363
High, medium and low voltage lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,049
Increases	2
Impairment	(111)
Transfers	49
Decreases	(2)
Translation effect	(34)
Reclasification to assets clasified as held for sales	(953)
Property, plant and equipment, ending
Substations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	367
Increases	15
Impairment	(47)
Transfers	50
Decreases
Translation effect	(11)
Reclasification to assets clasified as held for sales	(374)
Property, plant and equipment, ending
Transforming chamber and platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	219
Increases	3
Impairment	(26)
Transfers	14
Decreases	(2)
Translation effect	(5)
Reclasification to assets clasified as held for sales	(203)
Property, plant and equipment, ending
Meters [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	226
Increases	1
Impairment	(23)
Transfers	16
Decreases
Translation effect	(7)
Reclasification to assets clasified as held for sales	(213)
Property, plant and equipment, ending
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	672
Increases	3
Impairment
Transfers	93
Decreases	(4)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	764
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	253
Increases
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	253
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	22
Increases	3
Impairment	(1)
Transfers
Decreases
Translation effect	(1)
Reclasification to assets clasified as held for sales	(23)
Property, plant and equipment, ending
Furniture and fixtures and software equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	74
Increases	6
Impairment	(1)
Transfers	3
Decreases
Translation effect	(1)
Reclasification to assets clasified as held for sales	(29)
Property, plant and equipment, ending	52
Communication equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	15
Increases
Impairment
Transfers	4
Decreases
Translation effect
Reclasification to assets clasified as held for sales	(16)
Property, plant and equipment, ending	3
Materials and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	37
Increases	15
Impairment	(2)
Transfers	(12)
Decreases
Translation effect
Reclasification to assets clasified as held for sales	(7)
Property, plant and equipment, ending	31
Petrochemical industrial complex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	14
Increases
Impairment
Transfers	3
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	17
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	792
Increases	175
Impairment	(1)
Transfers	(490)
Decreases
Translation effect	(10)
Reclasification to assets clasified as held for sales	(333)
Property, plant and equipment, ending	133
Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	18
Increases	13
Impairment
Transfers	(6)
Decreases
Translation effect
Reclasification to assets clasified as held for sales	(3)
Property, plant and equipment, ending	22
Other goods [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	6
Increases
Impairment	(4)
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending	$ 2